Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled maturities of time deposits
2013	$ 2,623,178
2014	224,606
2015	72,214
2016	27,437
2017	6,478
Thereafter	399
Total time, certificates of deposit	2,954,312	3,311,381
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	718,867
Due after 3 months and within 6 months	527,526
Due after 6 months and within 12 months	535,414
Due after 12 months	217,106
Total	$ 1,998,913